Financial risk management and financial instruments - Contractual Cash Flows (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Financial risk management and financial instruments
Financial assets - carrying value	R 85,517	R 86,216
Financial liabilities - carrying value	(155,495)	(168,266)
Contractual cash flows, financial assets	102,479	108,141
Contractual cash flows, financial liabilities	(219,633)	(250,053)
Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	99,751	102,486
Contractual cash flows, financial liabilities	(64,210)	(66,192)
One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,429	1,768
Contractual cash flows, financial liabilities	(46,408)	(34,544)
Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	538	726
Contractual cash flows, financial liabilities	(66,646)	(103,587)
More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	761	3,161
Contractual cash flows, financial liabilities	(42,369)	(45,730)
Non-derivative instruments
Financial risk management and financial instruments
Financial liabilities - carrying value	(155,429)	(167,706)
Contractual cash flows, non-derivative liabilities	(201,743)	(225,002)
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(46,320)	(44,761)
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(46,408)	(34,509)
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(66,646)	(103,601)
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(42,369)	(42,131)
Long-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	(102,645)	(117,031)
Contractual cash flows, non-derivative liabilities	(127,539)	(153,995)
Long-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(7,237)	(7,805)
Long-term debt | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(40,933)	(28,914)
Long-term debt | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(62,285)	(99,312)
Long-term debt | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(17,084)	(17,964)
Lease liabilities
Financial risk management and financial instruments
Financial liabilities - carrying value	(17,360)	(17,437)
Contractual cash flows, non-derivative liabilities	(38,780)	(37,769)
Lease liabilities | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(3,659)	(3,718)
Lease liabilities | One to three years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(5,475)	(5,595)
Lease liabilities | Three to five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(4,361)	(4,289)
Lease liabilities | More than five years
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(25,285)	(24,167)
Short-term debt
Financial risk management and financial instruments
Financial liabilities - carrying value	(666)	(566)
Contractual cash flows, non-derivative liabilities	(666)	(566)
Short-term debt | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(666)	(566)
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - carrying value	(34,757)	(32,551)
Contractual cash flows, non-derivative liabilities	(34,757)	(32,551)
Trade and other payables | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(34,757)	(32,551)
Bank overdraft
Financial risk management and financial instruments
Financial liabilities - carrying value	(1)	(121)
Contractual cash flows, non-derivative liabilities	(1)	(121)
Bank overdraft | Within one year
Financial risk management and financial instruments
Contractual cash flows, non-derivative liabilities	(1)	(121)
Forward exchange contracts
Financial risk management and financial instruments
Financial liabilities - carrying value	(15)	(11)
Contractual cash flows, derivative liabilities	(17,866)	(21,390)
Forward exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(17,866)	(21,390)
Other commodity derivatives
Financial risk management and financial instruments
Financial liabilities - carrying value	(37)	(7)
Contractual cash flows, derivative liabilities	(39)	(7)
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	(39)	(7)
Oxygen supply contract embedded derivative liability
Financial risk management and financial instruments
Financial liabilities - carrying value	(14)	(542)
Contractual cash flows, derivative liabilities	15	(3,654)
Oxygen supply contract embedded derivative liability | Within one year
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities	15	(34)
Oxygen supply contract embedded derivative liability | One to three years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(35)
Oxygen supply contract embedded derivative liability | Three to five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		14
Oxygen supply contract embedded derivative liability | More than five years
Financial risk management and financial instruments
Contractual cash flows, derivative liabilities		(3,599)
Non-derivative instruments
Financial risk management and financial instruments
Financial assets - carrying value	82,294	84,411
Contractual cash flows, financial assets	82,484	84,643
Non-derivative instruments | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	79,452	79,741
Non-derivative instruments | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,228	1,630
Non-derivative instruments | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	246	588
Non-derivative instruments | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,558	2,684
Long-term receivables
Financial risk management and financial instruments
Financial assets - carrying value	2,884	3,051
Contractual cash flows, financial assets	3,074	3,283
Long-term receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	42	90
Long-term receivables | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,228	1,630
Long-term receivables | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	246	588
Long-term receivables | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,558	975
Trade and other receivables
Financial risk management and financial instruments
Financial assets - carrying value	35,180	31,272
Contractual cash flows, financial assets	35,180	31,272
Trade and other receivables | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	35,180	31,272
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - carrying value	41,050	45,383
Contractual cash flows, financial assets	41,050	45,383
Cash and cash equivalents | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	41,050	45,383
Investments | Financial assets at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	8	9
Contractual cash flows, financial assets	8	9
Investments | Financial assets at fair value through other comprehensive income | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	8	9
Investments | Financial assets at fair value through profit or loss
Financial risk management and financial instruments
Financial assets - carrying value	3,172	2,987
Contractual cash flows, financial assets	3,172	2,987
Investments | Financial assets at fair value through profit or loss | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	3,172	2,987
Long-term restricted cash
Financial risk management and financial instruments
Financial assets - carrying value		1,709
Contractual cash flows, financial assets		1,709
Long-term restricted cash | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets		1,709
Forward exchange contracts
Financial risk management and financial instruments
Financial assets - carrying value	696	711
Contractual cash flows, financial assets	18,546	22,090
Forward exchange contracts | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	18,546	22,090
Crude oil put options
Financial risk management and financial instruments
Financial assets - carrying value	1,055	279
Contractual cash flows, financial assets	1,055	279
Crude oil put options | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	1,055	279
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets - carrying value	609	302
Contractual cash flows, financial assets	609	302
Foreign exchange zero cost collars | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	609	302
Other commodity derivatives
Financial risk management and financial instruments
Financial assets - carrying value		5
Contractual cash flows, financial assets		5
Other commodity derivatives | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets		5
Oxygen supply contract embedded derivative
Financial risk management and financial instruments
Financial assets - carrying value	863	508
Contractual cash flows, financial assets	(215)	822
Oxygen supply contract embedded derivative | Within one year
Financial risk management and financial instruments
Contractual cash flows, financial assets	89	69
Oxygen supply contract embedded derivative | One to three years
Financial risk management and financial instruments
Contractual cash flows, financial assets	201	138
Oxygen supply contract embedded derivative | Three to five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	292	138
Oxygen supply contract embedded derivative | More than five years
Financial risk management and financial instruments
Contractual cash flows, financial assets	R (797)	R 477